Form N-CSR Cover	12 Months Ended
Jul. 31, 2024 USD ($)
Shareholder Report [Line Items]
Net Assets	$ 20,098,790
Investment Company, Portfolio Turnover	4.00%
Document Type	N-CSR
Amendment Flag	true
Amendment Description	This amendment was filed to update the dates on the amendment in N-CSR/A and the attestations, also round the cost of the investment in the Tailored Shareholder Reports. The XBRL version was filed with this amendment.
Registrant Name	AMERICAN GROWTH FUND INC
Entity Central Index Key	0000005138
Document Period End Date	Jul. 31, 2024